Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 11 – Commitments and Contingencies

Litigations Claims and Assessments

In the normal course of business, the Company may be involved in legal proceedings, claims and assessments arising in the ordinary course of business. The Company records legal costs associated with loss contingencies as incurred and accrues for all probable and estimable settlements.

On September 25, 2018, ATSCO, Inc., filed a complaint with the Superior Court seeking payment of $809,520 plus legal costs for disputed invoices to the Company dated from 2015 to June 30, 2018. The Company had entered into a Services and Material Supply Agreement (“Agreement”), dated March 4, 2016 to supply porcine and bovine tissue. The Company is disputing the amount owed and that the Agreement called for a fixed monthly fee regardless of tissue delivered. The Company believes it has numerous defenses and rights of setoff including without limitation: that ATSCO had an obligation to mitigate the fees when they were not delivering tissues and not incurring any costs; $173,400 of the amount that ATSCO is seeking are for invoices to Hancock Jaffe Laboratory Aesthetics, Inc. (in which the Company owns a minority interest of 28.0% as described in Note 4 to the Financial Statements – Significant Accounting Policies - Investments) and is not the obligation of HJLI; the Company has a right of setoff against any amounts owed to ATSCO for 120,000 shares of HJLI stock transferred to ATSCO’s principal and owner; the yields of the materials delivered by ATSCO to HJLI was inferior; and the Agreement was constructively terminated. The Company recorded the disputed invoices in accounts payable and as of December 31, 2018, the Company has fully accrued for the outstanding claim against the Company. On January 18, 2019, the Superior Court granted a Right to Attach Order and Order for Issuance of Writ of Attachment in the amount of $810,055, which the Company plans on appealing. The attachment order is not a binding ruling on the merits of the case and the Company plans on filing a Cross-Complaint for abuse of process and excessive and wrongful attachment as $173,400 of the claim is to a wholly separate company, and over $500,000 of the claim is attributable to invoices sent without delivery of any tissue. The Company has entered into new supply relationships with two domestic and one international company to supply porcine and bovine tissues. A Mandatory Settlement Conference is scheduled for July 26, 2019 and the Jury Trial is scheduled for September 9, 2019.

On October 8, 2018, Gusrae Kaplan Nusbaum PLLC (“Gusrae”) filed a complaint with the Supreme Court of the State of New York seeking payment of $178,926 plus interest and legal costs for invoices to the Company dated from November 2016 to December 2017. In July 2016, the Company retained Gusrae to represent the Company in connection with certain specific matters. The Company believes that Gusrae has not applied all of the payments made by the Company along with billing irregularities and errors and is disputing the amount owed. The Company recorded the disputed invoices in accounts payable and as of December 31, 2018, the Company has fully accrued for the outstanding claim against the Company.

The Company has been contacted by an individual that claims to be owed a fee for introducing the Company to Alexander Capital. The Company has conducted its own factual investigation and legal analysis and believes that the claim is without merit. The individual has threatened to file a lawsuit, and in the event that a lawsuit is filed, the Company would have numerous defenses including without limitation that the individual was unlicensed to provide the services he alleges he provided.

Property Lease Obligation

On or about July 1, 2010, the Company’s seven-year lease for 14,507 square foot industrial building located in Orange County, California became effective. The lease required a $26,113 security deposit and the prepayment of the first month’s rent at the inception of the lease. Monthly rent payments under the lease at the inception of the lease were $21,761 and payments increase by 5% every 24 months. Payments under the lease also include real estate taxes not to exceed $7,254 per month. The lease expired on June 30, 2017. The Company rented the building on a month-to-month basis from July 1, 2017 through September 30, 2017. On September 20, 2017, the Company entered into an agreement to renew the lease effective October 1, 2017. The lease renewal has a five-year term. Rent expense pursuant to the lease is $26,838 per month for the first year and increases by 3% on each anniversary of the lease inception date. As of December 31, 2018, remaining future minimum lease payments under the lease are $1,304,847.

On May 1, 2016, the Company’s entered into a one-year lease of an apartment located in Irvine, California for the chairman of the Company’s board of directors, who resides in Switzerland. The lease required a $3,720 security deposit and the monthly rent payments under the lease were $1,860. The lease expired on April 30, 2017 and the Company is currently renting the apartment on a month-to-month basis at $2,010 per month.

Future minimum lease payments under the Company’s operating leases are as follows:

For The Years Ending December 31,	Amount
2019	$334,203
2020	344,229
2021	354,561
2022	271,854
Total	1,304,847

The Company recognizes rent expense on a straight-line basis over the term of the respective lease. Differences between the straight-line rent expenses and rent payments are included in accrued expenses on the accompanying balance sheets. Rent expense for the years ended December 31, 2018 and 2017 was $348,227 and $418,358, respectively.

Development and Manufacturing Agreement

On April 1, 2016, the Company entered into a development and manufacturing agreement with HJLA, pursuant to which: (1) the Company paid $445,200 for the exclusive right to provide development and manufacturing services to HJLA for a period of ten years (see Note 6 to the Financial Statements – Intangible Assets), and (2) the Company has the right to purchase up to 484,358 shares of common stock of HJLA at $8.66 per share for an aggregate purchase price of $4,194,540 through April 1, 2021. Through the date these financial statements were available to be issued, no shares were purchased pursuant to this agreement.

Employment Agreements

Chief Executive Officer

On March 20, 2018, the Company entered into an Amendment to Employment Agreement (the “Employment Amendment”) with the Company’s then Chief Executive Officer (the “Old CEO”), pursuant to which the Old CEO was removed from the position of Chief Executive Officer of the Company and was appointed to serve as the Company’s Chief Medical Officer Outside of the United States. The Employment Amendment represented a change in position only; all other terms and conditions of the Old CEO’s Employment Agreement with the Company remained in effect. Further, on March 20, 2018, the employment of the Company’s then Co-Chief Executive Officer was terminated without cause, and the Company entered into an Employment Agreement (the “New CEO Agreement”) with Robert Berman (the “New CEO”) under which he serves as the Company’s Chief Executive Officer. The New CEO Agreement provides for an annual base salary of $400,000 as well as standard employee insurance and other benefits. Pursuant to the New CEO Agreement, the New CEO is eligible for annual salary increases at the discretion of the Company’s Board of Directors as well as annual bonus payments of up to 50% of base salary, as determined by the Compensation Committee of the Board of Directors. The New CEO Agreement provides for severance payments equal to six months of base salary in the event of termination without cause, severance payments equal to one year of base salary if such termination occurs on or after the two-year anniversary of the effective date of the New CEO Agreement and severance payments equal to two years of base salary if such termination occurs within 24 months of a change in control of the Company. In addition, in connection with the New CEO Agreement, the New CEO received an option for the purchase of up to 6.5% of the Company’s common stock on a fully-diluted basis as of the date of the IPO. The New CEO’s employment with the Company is “at-will”, and may be terminated at any time, with or without cause and with or without notice by either the New CEO or the Company.

Chief Financial Officer

On July 16, 2018, the Company entered into an employment agreement with Mr. Robert Rankin (the “CFO Employment Agreement”) under which he serves as the Company’s Chief Financial Officer. The CFO Employment Agreement provides for an annual base salary of $250,000 as well as standard employee insurance and other benefits. Pursuant to the CFO Employment Agreement, Mr. Rankin is eligible for annual salary increases at the discretion of the Company’s Board of Directors as well as an annual year-end discretionary bonus of up to 30% of his base salary, subject to the achievement of key performance indicators, as determined by the Board and the Chief Executive Officer of the Company in their sole discretion. The CFO Employment Agreement provides for severance payments in the event of termination without Cause or he resigns for Good Reason, as defined in the CFO Agreement, equal to three months of base salary for each year that he has been employed by the Company at the time of termination, up to a total of one year of his base salary, provided, that if such termination results from a Change of Control, as defined in the CFO Employment Agreement, Mr. Rankin’s severance will not be less than six months of his base salary. In addition, in connection with the CFO Employment Agreement, Mr. Rankin received an initial equity grant of an option (the “CFO Option”) to purchase up to 150,000 shares of the Company’s common stock. 50,000 of the shares will vest on the first anniversary of Mr. Rankin’s employment with the Company, and the remaining 100,000 shares will vest on a quarterly basis over the following two-year period, provided that all unvested shares will immediately vest upon a Change of Control. The CFO Option will have an exercise price per share equal to $2.98, the last reported sale price of the Company’s common stock on the Nasdaq Capital Market on July 16, 2018, the date of the grant. Mr. Rankin’s employment with the Company is “at-will”, and may be terminated at any time, with or without cause and with or without notice by either Mr. Rankin or the Company.

R&D Agreement

On October 2, 2018, The Company entered into an Agreement with the Texas Heart Institute for the development of the Company’s CoreoGraft product to be used for coronary artery bypass surgery. The Company estimates the initial feasibility study will cost approximately $200,000. The agreement will terminate on August 31, 2019 and may be extended by mutual consent.